Note 4 - Revenue and Segmental Information - Revenue by Product and Service (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Revenue	$ 15,060	$ 22,448	$ 23,975
Electrical equipment and related services [member]
Statement Line Items [Line Items]
Revenue	13,596	20,958	22,396
Development fees [member]
Statement Line Items [Line Items]
Revenue	0	0	185
Vehicle spec conversion [member]
Statement Line Items [Line Items]
Revenue	0	789	137
Conversion kits [member]
Statement Line Items [Line Items]
Revenue	1,394	301	1,219
Accessories [member]
Statement Line Items [Line Items]
Revenue	$ 70	$ 400	$ 38